Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Share capital [member]	Other equity instruments [member]	Share premium [member]	Hedging reserve [member]	Fair value Reserve of financial assets at fair value through other comprehensive income [member]	Other reserve in other comprehensive income [member]	Available-for-sale financial assets revaluation reserve [member]	Other capital reserve [member]	Capital surplus [member]	Surplus reserve [member]	Currency translation differences [member]	Retained earnings [member]	Attributable to equity holders of the Company [member]	Non-controlling interests [member]	Total
Balance at end of prior year at Dec. 31, 2016	¥ 15,200,383	¥ 0	¥ 22,226,889	¥ (24,084)			¥ 1,445,912	¥ 1,111,614	¥ 24,760,331	¥ 8,140,030	¥ (787,881)	¥ 38,690,132	¥ 86,002,995	¥ 16,183,742	¥ 102,186,737
Profit	0	68,600	0	0			0	0	0	0	0	1,511,236	1,579,836	4,371	1,584,207
Other comprehensive income/(loss):
Fair value changes of available-for-sale financial assets - gross	0	0	0	0			375,742	0	375,742	0	0	0	375,742	(50)	375,692
Gain on disposal of available-for-sale financial assets reclassified to profit or loss - gross	0	0	0	0			(1,581,994)	0	(1,581,994)	0	0	0	(1,581,994)	0	(1,581,994)
Fair value changes of and gain on disposal of available-for-sale financial assets - tax	0	0	0	0			352,646	0	352,646	0	0	0	352,646	(37)	352,609
Shares of other comprehensive income of investees - accounted for under the equity method, net of tax	0	0	0	0			121,208	0	121,208	0	0	0	121,208	0	121,208
Changes in fair value of effective portion and reclassification of cash flow hedges, net of tax	0	0	0	62,853			0	0	62,853	0	0	0	62,853	0	62,853
Currency translation differences	0	0	0	0			0	0	0	0	112,827	0	112,827	(28,409)	84,418
Total comprehensive income	0	68,600	0	62,853			(732,398)	0	(669,545)	0	112,827	1,511,236	1,023,118	(24,125)	998,993
Business combination	0	0	0	0			0	0	0	0	0	0	0	6,292,577	6,292,577
Issue of perpetual corporate bonds	0	4,999,950	0	0			0	0	0	0	0	0	4,999,950	0	4,999,950
Dividends relating to last year (Note 24)	0	0	0	0			0	0	0	0	0	(4,408,111)	(4,408,111)	(2,344,391)	(6,752,502)
Net capital injection from non-controlling interests of subsidiaries	0	0	0	0			0	0	0	0	0	0	0	846,847	846,847
Disposal of non-controlling interests of a subsidiary	0	0	28,054	0			0	0	28,054	0	0	0	28,054	(28,054)	0
Acquisition of non-controlling interests of subsidiaries	0	0	(4,440)	0			0	0	(4,440)	0	0	0	(4,440)	(86,699)	(91,139)
Disposal of a subsidiary	0	0	0	0			0	0	0	0	0	0	0	(866,859)	(866,859)
Balance at period end at Dec. 31, 2017	15,200,383	5,068,550	22,250,503	38,769	¥ 0	¥ 713,514	¥ 713,514	1,111,614	24,114,400	8,140,030	(675,054)	35,793,257	87,641,566	19,973,038	107,614,604
Impact on initial application of IFRS 9	0	0	0	0	944,603	(574,657)		0	369,946	0	0	0	369,946	0	369,946
Balance at period start	15,200,383	5,068,550	22,250,503	38,769	944,603	138,857		1,111,614	24,484,346	8,140,030	(675,054)	35,793,257	88,011,512	19,973,038	107,984,550
Profit	0	342,349	0	0	0	0		0	0	0	0	392,086	734,435	595,539	1,329,974
Other comprehensive income/(loss):
Fair value changes of other equity investment instruments - net of tax	0	0	0	0	1,059	0		0	1,059	0	0	0	1,059	(23)	1,036
Shares of other comprehensive income of investees - accounted for under the equity method, net of tax	0	0	0	0	(18,858)	(241,587)		0	(260,445)	0	0	0	(260,445)	0	(260,445)
Changes in fair value of effective portion and reclassification of cash flow hedges, net of tax	0	0	0	(469,665)	0	0		0	(469,665)	0	0	0	(469,665)	(33,517)	(503,182)
Currency translation differences	0	0	0	0	0	0		0	0	0	334,717	0	334,717	8,985	343,702
Total comprehensive income	0	342,349	0	(469,665)	(17,799)	(241,587)		0	(729,051)	0	334,717	392,086	340,101	570,984	911,085
Business combination	0	0	0	0	0	0		0	0	0	0	0	0	1,590,753	1,590,753
Issue of new A shares, net of issue expenses	497,710	0	2,747,620	0	0	0		0	2,747,620	0	0	0	3,245,330	0	3,245,330
Issue of other equity instruments (Note 22)	0	5,000,000	0	0	0	0		0	0	0	0	0	5,000,000	0	5,000,000
Dividends relating to last year (Note 24)	0	0	0	0	0	0		0	0	0	0	(1,520,038)	(1,520,038)	(797,858)	(2,317,896)
Cumulative distribution of other equity instruments (Note 22)	0	(333,503)	0	0	0	0		0	0	0	0	0	(333,503)	0	(333,503)
Net capital injection from non-controlling interests of subsidiaries	0	0	0	0	0	0		0	0	0	0	0	0	726,531	726,531
Acquisition of non-controlling interests of subsidiaries	0	0	(227,441)	0	0	0		0	(227,441)	0	0	0	(227,441)	(377,196)	(604,637)
Share of other capital reserve of investees accounted for under the equity method	0	0	0	0	0	0		(80,543)	(80,543)	0	0	0	(80,543)	0	(80,543)
Balance at period end at Dec. 31, 2018	15,698,093	10,077,396	24,770,682	(430,896)	926,804	(102,730)		1,031,071	26,194,931	8,140,030	(340,337)	34,665,305	94,435,418	21,686,252	116,121,670
Profit	0	685,922	0	0	0	0		0	0	0	0	80,423	766,345	341,860	1,108,205
Other comprehensive income/(loss):
Fair value changes of other equity investment instruments - net of tax	0	0	0	0	(55,200)	0		0	(55,200)	0	0	0	(55,200)	8,961	(46,239)
Shares of other comprehensive income of investees - accounted for under the equity method, net of tax	0	0	0	0	367,528	1,168		0	368,696	0	0	0	368,696	0	368,696
Changes in fair value of effective portion and reclassification of cash flow hedges, net of tax	0	0	0	132,647	0	0		0	132,647	0	0	0	132,647	(12,711)	119,936
Currency translation differences	0	0	0	0	0	0		0	0	0	285,525	0	285,525	(157,031)	128,494
Total comprehensive income	0	685,922	0	132,647	312,328	1,168		0	446,143	0	285,525	80,423	1,498,013	181,079	1,679,092
Issue of other equity instruments (Note 22)	0	14,982,165	0	0	0	0		0	0	0	0	0	14,982,165	0	14,982,165
Dividends relating to last year (Note 24)	0	0	0	0	0	0		0	0	0	0	(1,569,809)	(1,569,809)	(1,359,777)	(2,929,586)
Cumulative distribution of other equity instruments (Note 22)	0	(617,662)	0	0	0	0		0	0	0	0	0	(617,662)	0	(617,662)
Net capital injection from non-controlling interests of subsidiaries	0	0	0	0	0	0		96,036	96,036	0	0	0	96,036	1,018,048	1,114,084
Acquisition of non-controlling interests of subsidiaries	0	0	0	0	0	0		(20,426)	(20,426)	0	0	0	(20,426)	13,624	(6,802)
Disposal of a subsidiary	0	0	0	0	0	0		0	0	0	0	0	0	36,040	36,040
Deregistration of a subsidiary	0	0	0	0	0	0		0	0	0	0	0	0	45	45
Disposal of equity investments at fair value through other comprehensive income (Note 10)	0	0	0	0	(501,547)	0		0	(501,547)	0	0	501,547	0	0	0
Balance at period end at Dec. 31, 2019	¥ 15,698,093	¥ 25,127,821	¥ 24,770,682	¥ (298,249)	¥ 737,585	¥ (101,562)		¥ 1,106,681	¥ 26,215,137	¥ 8,140,030	¥ (54,812)	¥ 33,677,466	¥ 108,803,735	¥ 21,575,311	¥ 130,379,046